Subsequent Events		4 Months Ended	6 Months Ended	12 Months Ended
	Feb. 25, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Subsequent Events
Note 8 — Subsequent Events
The
 Company has evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements are issued. Based upon this review, other than the events disclosed elsewhere in these financial statements and below, no other subsequent events occurred that would require recognition or disclosure in the financial statements.
To
 maintain the ownership of the Company’s initial shareholders (and their permitted transferees), on an as-converted basis, at
15
% of the Company’s issued and outstanding ordinary shares (excluding the private placement) upon the consummation of the proposed offering, in May 2026, the Company upsized the proposed initial public offering and effectuated a share capitalization for which an additional
290,563
Class B ordinary shares were issued to our sponsor and an additional
9,130
Class B ordinary shares were issued to each of Mr. MacLean and Mr. Miller. Following the share capitalization, the Company’s sponsor now holds
1,245,269
Class B ordinary shares and Mr. MacLean and Mr. Miller each hold
39,130
Class B ordinary shares. There was no change in the par value per Class B ordinary share following the share capitalization. All information related to the upsizing the proposed initial public offering, Class
B
ordinary shares and earnings per share have been retroactively adjusted to
give effect to the share capitalization for the period presented, unless otherwise indicated.

Note 9 — Subsequent Events
The Company has evaluated subsequent events and transactions that occurred after the balance sheet date through the date
that the financial statements are issued. Based upon this review, other than the Business Combination Agreement disclosed in Note 1 and Note 5, no other subsequent events occurred that would require recognition or disclosure in the financial statements.

OHB Pediatrics Ltd [Member]
Subsequent Event [Line Items]
Subsequent Events
Note
10
. Subsequent events
On July 26, 2026, the Company entered into a Simple Agreement for Future Equity (“SAFE”) with certain investors pursuant to which the Company received aggregate principal proceeds of $45,000. The SAFE bears interest at a rate of 8% per annum and will convert into common stock of the Company immediately prior to the closing of the proposed business combination described in Note 1. The common stock issued upon conversion of the SAFE will be transferred to RACC in connection with the share acquisition in exchange for shares of common stock of the combined company.

Note 8. Subsequent events
Share recapitalization
On April 15, 2026, the Company approved (i) the redenomination of its issued share capital from pounds sterling to U.S. dollars, (ii) the reclassification of certain common shares into deferred shares, (iii) the repurchase and cancellation of 101 deferred shares held by Oak Hill Bio Holdings Ltd for an aggregate purchase price of $0.01, and (iv) a series of share subdivisions which, after giving effect to all such transactions, resulted in 1,010,000 common shares, par value $0.000001 per share, outstanding immediately prior to the equity issuances described below.
On April 15, 2026, the Company issued Oak Hill Bio Holdings Ltd 61,302,500 common shares at par value pursuant to a subscription arrangement under which aggregate cash consideration of $61.30 is payable to the Company on or before December 15, 2026, or earlier upon demand. In conjunction with these transactions, the Company’s total authorized shares increased to 62,312,500. In accordance with ASC 260, the Company retrospectively applied all issuances of its common shares for purposes of calculating the Company’s Loss Per Share for all periods presented on the statements of operations. See the table below:

	Number of Shares	Total Splits	Total Shares
Balance at December 31, 2024	1	10,000	10,000
Issuance December 31, 2025	100	10,000	1,000,000

Balance, December 31, 2025	101	10,000	1,010,000
Issuance, April 15, 2026	61,302,500	—	61,302,500

Shares outstanding for calculating EPS	61,302,601		62,312,500

Series A Financing
On April 16, 2026, the Company completed its Series A Financing pursuant to a Subscription Agreement entered into with certain investors, under which such investors subscribed for an aggregate of 32,500,000 Series A Shares at a subscription price of $1.00 per share, subject to the customary terms and conditions. The Series A Subscription Agreement provides certain lead investors with rights to participate in a future private investment in public equity (“PIPE”) financing of the public company resulting from a qualifying transaction.
In connection with the Series A Financing, the Company also entered into a Shareholders’ Agreement, which provides for, among other things, Board composition and governance matters, information rights, transfer restrictions, and customary investor consent rights.
In addition, in connection with the Series A Financing, the Company has reserved 7,687,500 common shares for issuance to its directors, employees, workers and consultants pursuant to a share incentive plan.
Proposed business combination
On July 26, 2026, the Company entered into a Simple Agreement for Future Equity (“SAFE”) with certain investors pursuant to which the Company received aggregate principal proceeds of $45,000. The SAFE bears interest at a rate of 8% per annum and will convert into common stock of the Company immediately prior to the closing of the proposed business combination described in Note 1. The common stock issued upon conversion of the SAFE will be transferred to RACC in connection with the share acquisition in exchange for shares of common stock of the combined company.